Other assets (Tables)	12 Months Ended
Dec. 31, 2019
Other assets
Schedule of other assets

	December 31
	2019	2018
Advance to employees, vacation and 13th salary	16,706	1,842
Retentions for contingencies - Acquired (*)	13,193	13,560
Prepaid expenses - Services	7,464	21,696
Advance to suppliers	6,141	7,102
Other (**)	5,343	6,420
	48,847	50,620
Current assets	22,509	33,084
Non‑current assets	26,338	17,536

(*)   Refers to contingent portions of companies Direção, Spress, Rezende, Liderança, Quadrant, CSI, LZT, BR Coelho, Big Automação, Intercamp, Percycle, Itec Informática, DCG, Napse and Millennium, according to acquisition contracts.

(**) Refers to advances to suppliers, expenses and judicial deposits